Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 4.  Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill in the six months ended June 30, 2015, were as follows:

(in thousands)
Balance at January 1, 2015	$990

Additions	—

Balance at June 30, 2015	$990

Other intangible assets as of June 30, 2015, consist of:

	Gross Carrying Amount	Net Accumulated Amortization	Intangible Assets
		(in thousands)
Purchased technology	$360	$150	$210
Customer lists and trademarks	1,500	573	927
Total as of June 30, 2015	$1,860	$723	$1,137

The estimated future amortization expenses by fiscal year are as follows:

(in thousands)
Year ending December 31,
2015 (six months remaining)	$225
2016	421
2017	314
2018	148
2019	29

Total amortization	$1,137

Intangible asset amortization expense was $113,000 and $124,000 for the three months ended June 30, 2015 and 2014, respectively, and $225,000 and $249,000 for the six months ended June 30, 2015 and 2014, respectively.

NOTE 6.  Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill in the year ended December 31, 2014, were as follows:

Balance at January 1, 2014	$—

Additions (see Note 3)	990,000

Balance at December 31, 2014	$990,000

Other intangible assets as of December 31, 2014, consist of:

	Gross	Net
	Carrying	Accumulated	Intangible
	Amount	Amortization	Assets

Purchased technology	$360,000	$100,000	$260,000
Customer lists and trademarks	1,500,000	397,900	1,102,100

Total as of December 31, 2014	$1,860,000	$497,900	$1,362,100

The estimated future amortization expenses by fiscal year are as follows:

Year ending December 31,
2015	$449,900
2016	421,000
2017	313,900
2018	148,500
2019	28,800

Total amortization	$1,362,100

Intangible asset amortization expense for the years ended December 31, 2014 and 2013, was $497,900 and nil, respectively.